EMPLOYEE BENEFIT OBLIGAITONS - Pension Costs Resulting From Defined Benefit Plans (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Obligations [Abstract]
Current service costs excluding interest costs	SFr 21.0	SFr 19.5	SFr 16.9
Net interest costs on defined benefit obligation and service costs	0.2	0.4	0.3
Past service costs/(income)	0.1	(2.1)	(13.5)
Administration costs	0.9	1.7	0.6
Termination benefits	0.8	0.2	0.2
Total	SFr 23.0	SFr 19.7	SFr 4.5